Interest Expense (Tables)	12 Months Ended
Dec. 31, 2011
Interest Expense [Abstract]
Interest Expense [Text Block]

	Interest expense
		2011	2010	2009
		$	$	$
	Finance costs on rated bonds (1)	56	38	-
	Finance costs on convertible bonds (2)	25	22	18
	Finance costs on mandatory convertible bonds (3)	47	13	-
	Finance costs on bank loans and overdrafts	10	19	55
	Unwinding of discount on convertible bonds	28	27	18
	Amortization of deferred loan fees (4)	7	20	31
	Capital lease charges	5	5	3
	Discounting of non-current trade and other debtors	-	6	6
	Other	3	1	5
		181	151	136
	Less : Amounts capitalized on qualifying assets	(3)	-	(13)
		178	151	123

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent. See Note 18.

(2)	The $1.0 billion 2.375 percent convertible bond (issued February 27, 2004) was repaid on February 27, 2009. On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes a once-off charge of $8 million related to the cancellation of debt facilities during 2010.